UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:



                              New York, New York        May 13, 2002

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Select Equity Group, Inc.

Report Summary:

Number of Other Included managers:               0
Form 13F Information Table Entry Total:         58
Form 13F Information Table Value Total:   $615,405 (Thousands)


List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE

Select Equity Group, Inc.


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE INC		 COM			007974108	17,869  302,050 SH	 SOLE			     302,050
BARRA INC                      COM              068313105   18,798  310,347 SH       SOLE                  310,347
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      427       60 SH       SOLE                       60
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    2,329      983 SH       SOLE                      983
BLACKROCK INC			 CL A 		09247X101	16,151  362,125 SH	 SOLE			     362,125
CATALINA MARKETING CORP.	 COM			148867104    9,870  270,410 SH	 SOLE			     270,410
CERIDIAN CORP.			 COM			156779100	28,298 1,283,375 SH	 SOLE			   1,283,375
C H ROBINSON WRLDWD INC		 COM			12541W100	14,749  438,958 SH	 SOLE			     438,958
CHEMED CORP                    COM              163596109   32,212  862,422 SH       SOLE                  862,422
DIONEX CORP                    COM              254546104   11,192  460,020 SH       SOLE                  460,020
EGL INC				 COM			268484102	35,277 2,225,650 SH      SOLE			   2,225,650
ETHAN ALLEN INTERIORS INC	 COM			297602104	16,441  431,970 SH	 SOLE	      	     431,970
FAIR ISAAC & CO INC            COM              303250104   22,171  349,736 SH       SOLE                  349,736
FIRST AMERICAN CORP		 COM			318522307	23,896 1,122,925 SH	 SOLE	               1,122,925
FIRST HEALTH GROUP CORP		 COM			320960107	23,276  964,625 SH	 SOLE			     964,625
FRANKLIN ELECTRIC INC          COM              353514102   17,443  344,302 SH       SOLE                  344,302
HUB GROUP INC                  CL A             443320106    4,702  474,971 SH       SOLE                  474,971
IDEXX LABS INC			 COM			45168D104	22,115  823,937 SH	 SOLE			     823,937
INTERNATIONAL SPEEDWAY         CL A             460335201   35,566  778,225 SH       SOLE                  778,225
INVESTMENT TECHNOLOGY GROUP    COM              46145F105   36,782  697,430 SH       SOLE                  697,430
LINCARE HOLDINGS			 COM			532791100	20,482  755,250 SH	 SOLE			     755,250
MARKEL CORP		             COM              570535104   47,842  235,083 SH       SOLE                  235,083
MATTHEWS INTERNATIONAL CORP 	 CL A			577128101	20,231  806,000 SH	 SOLE			     806,000
MEREDITH CORPORATION           COM              589433101   17,653  415,280 SH       SOLE                  415,280
MOODY'S INVESTOR SERVICES      COM              615369105   28,268  687,775 SH       SOLE                  687,775
ON ASSIGNMENT INC		       COM              682159108    3,210  179,375 SH       SOLE                  179,375
PENTON MEDIA INC               COM              709668107    8,862 1,173,825 SH      SOLE                1,173,825
STRAYER EDUCATION INC          COM              863236105   10,387  211,551 SH       SOLE                  211,551
TECHNE CORP				 COM			878377100	35,107 1,273,375 SH	 SOLE			   1,273,375
ATWOOD OCEANICS INC		 COM			050095108	   268    5,850 SH	 SOLE				 5,850
AIR METHODS CORP			 COM			009128307	   456   63,300 SH	 SOLE				63,300
BOSTON PRVT FIN HLDGS INC	 COM			101119105	   483   18,050 SH	 SOLE				18,050
CCC INFO SRVS GRP INC		 COM			12487Q109	   590   64,800 SH	 SOLE				64,800
CASS INFO SYSTEM INC	       COM              14808P109      790   31,500 SH       SOLE                   31,500
COMMERCE BANCORP INC NJ		 COM			200519106	 2,043   45,500 SH	 SOLE				45,500
COMPUTER SERVICES INC. KY      COM              20539A105      817   27,300 SH       SOLE                   27,300
L B FOSTER CO			 CL A			350060109	   288   50,000 SH	 SOLE				50,000
JOHN H HARLAND CO			 COM			412693103	 1,026   35,300 SH	 SOLE				35,300
HOWELL CORP                    COM              443051107      840   70,806 SH       SOLE                   70,806
INTERACTIVE DATA CORP		 COM			45840J107	   629   35,800 SH	 SOLE				35,800
KIRBY CORP				 COM			497266106	 1,809   60,500 SH	 SOLE				60,500
LANDSTAR SYSTEMS INC		 COM			515098101	   510    5,500 SH	 SOLE				 5,500
NEW YORK COMMUNITY BNK CORP    COM              649445103    1,649   59,650 SH       SOLE                   59,650
OHIO CASUALTY CORP		 COM			677240103	 2,553  134,800 SH	 SOLE			     134,800
OMEGA PROTEIN CORP             COM              68210P107      462  146,800 SH       SOLE                  146,800
PAXSON COMMUNICATIONS CORP	 COM			704231109	   550   50,200 SH	 SOLE				50,200
SAGA COMMUNICATIONS INC		 CL A			786598102	 1,386   55,000 SH	 SOLE				55,000
SKYLINE CORP			 COM			830830105	 1,140   36,700 SH	 SOLE				36,700
TEXAS PACIFIC LAND TRUST	SUB CTF PROP I T  882610108	   326    8,550 SH       SOLE				 8,550
TOOTSIE ROLL INDUSTRIES		 COM			890516107	   456    9,915 SH	 SOLE				 9,915
ULTIMATE SOFTWARE GROUP INC	 COM			90385D107	 1,702  380,650 SH	 SOLE			     380,650
VAN DER MOOLEN HLDGS NV		 SPON ADR		921020103	 1,719   58,300 SH	 SOLE				58,300
WASHINGTON POST CO		 CL B			939640108	 2,968    4,890 SH	 SOLE				 4,890
AMBAC FINANCIAL GRP INC		 COM			023139108	 1,122   19,000 SH	 SOLE				19,000
CSG SYSTEMS INTL INC		 COM			126349109	   726   25,500 SH	 SOLE			      25,500
INSURANCE AUTO AUCTIONS		 COM			457875102	   536   32,000 SH	 SOLE				32,000
NAVIGATORS GROUP INC		 COM			638904102	 2,215   87,200 SH	 SOLE				87,200
OXFORD HEALTH PLANS INC		 COM			691471106	 3,740   89,500 SH	 SOLE				89,500

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